Applicable laws and regulations (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restructured Loans	$ 0	$ 9,000
Capital reserve	$ 95,210	$ 95,210
Minimum
Percentage of Capital Adequacy Index	8.00%
Percentage of Ordinary Primary Capital	4.50%
Percentage of Primary Capital	6.00%
Minimum | Ratio [Member]
Percentage of Liquid Assets	30.00%
Normal [Member]
Percentage of Reserve For Credit Losses	0.00%
Special Mentions [Member]
Percentage of Reserve For Credit Losses	20.00%
Substandards [Member]
Percentage of Reserve For Credit Losses	50.00%
Doubtful [Member]
Percentage of Reserve For Credit Losses	80.00%
Unrecoverable [Member]
Percentage of Reserve For Credit Losses	100.00%
Superintendence of Banks of Panama [Member]
Percentage of Liquidity Coverage Ratio	131.00%	238.00%
Maturity of Deposits in Overseas up	186 days
Percentage of Liquidity Index	100.36%	124.39%
Provisions and Credit Reserves		$ 136,000
Superintendence of Banks of Panama [Member] | Minimum
Percentage of Liquidity Coverage Ratio	25.00%